787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

July 22, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             SunAmerica Specialty Series

SunAmerica Alternative Strategies Fund (the “Fund”)

Securities Act File No. 333-111662
Investment Company Act File No. 811-21482
Post-Effective Amendment No. 51

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Trust”), a Delaware statutory trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 51 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The purpose of the Amendment is to make certain changes to the Fund’s principal investment strategies and techniques, make corresponding changes to its risks, and reflect a change in the name of the Fund from the SunAmerica Alternative Strategies Fund to the “SunAmerica Commodity Strategy Fund.”

Under the Fund’s revised principal investment strategies and techniques, the Fund will seek to achieve its investment goal through a strategy that is designed to provide diversified exposure to the commodities markets by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.  The Fund will allocate its assets between an active strategy and an index strategy.

It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on September 20, 2015.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:                                Kathleen Fuentes, Esq. SunAmerica Asset Management, LLC
                                                Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP